SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2026
SHARE-BASED COMPENSATION
Summary of share options activity

Weighted
Average
Exercise Price
Share Options	Shares*	Per Share*
Outstanding as of June 30, 2024	22	$29,700.00
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	22	—
Outstanding as of June 30, 2025	—	$—
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2026	—	$—
*	Retrospectively restated for the 1-for-200 reverse stock split effective on August 18, 2026.

Summary of restricted shares granted

Restricted share grants	Shares*
Non-vested as of June 30, 2024	1,890
Granted	11,318
Vested	(1,890)
Non-vested as of June 30, 2025	11,318
Granted	—
Vested	(5,659)
Non-vested as of June 30, 2026	5,659
*	Retrospectively restated for the 1-for-200 reverse stock split effective on August 18, 2026.

Summary of outstanding restricted shares

The following is a summary of the status of restricted share at June 30, 2026:

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share*	Number*	Period (Years)
$309	5,659	0.75
*	Retrospectively restated for the 1-for-200 reverse stock split effective on August 18, 2026.